Risk Management Activities - Non-Hedges (Details) $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about hedges [line items]
Fair value liability		$ 5
Fair value asset					$ 3
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2024-2027, Contract One
Disclosure of detailed information about hedges [line items]
Fair value liability		(1)
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2024-2027, Contract Two
Disclosure of detailed information about hedges [line items]
Fair value asset		19
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023-2026
Disclosure of detailed information about hedges [line items]
Fair value liability					(1)
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023-2025, Contract Two
Disclosure of detailed information about hedges [line items]
Fair value liability					(12)
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2024
Disclosure of detailed information about hedges [line items]
Fair value asset		5
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023
Disclosure of detailed information about hedges [line items]
Fair value asset					4
Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2024
Disclosure of detailed information about hedges [line items]
Fair value liability		(4)
Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2023
Disclosure of detailed information about hedges [line items]
Fair value asset					3
AUD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2024-2027, Contract One
Disclosure of detailed information about hedges [line items]
Notional amount sold	$ 125
AUD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023-2026
Disclosure of detailed information about hedges [line items]
Notional amount sold				$ 183
AUD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2024
Disclosure of detailed information about hedges [line items]
Notional amount purchased	$ 152
AUD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023
Disclosure of detailed information about hedges [line items]
Notional amount purchased				$ 102
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2024-2027, Contract One
Disclosure of detailed information about hedges [line items]
Notional amount purchased		113
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2024-2027, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount purchased		1,113
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023-2026
Disclosure of detailed information about hedges [line items]
Notional amount purchased					168
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023-2025, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount purchased					761
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2024
Disclosure of detailed information about hedges [line items]
Notional amount sold		$ 190
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2023
Disclosure of detailed information about hedges [line items]
Notional amount sold					$ 159
USD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2024-2027, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount sold			$ 828
USD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023-2025, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount sold						$ 573
USD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2024
Disclosure of detailed information about hedges [line items]
Notional amount sold			100
USD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023
Disclosure of detailed information about hedges [line items]
Notional amount sold						66
USD | Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2024
Disclosure of detailed information about hedges [line items]
Notional amount purchased			$ 140
USD | Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2023
Disclosure of detailed information about hedges [line items]
Notional amount purchased						$ 120